Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Fair value of assets measured on recurring basis
The following tables present the balance and level in the fair value hierarchy for assets and liabilities that are measured at fair value on a recurring basis.

	September 30, 2020
	Level 1	Level 2	Level 3	Total
	(In thousands)
Available-for-sale securities
U.S. government and agency securities	$—	$18,824	$—	$18,824
Asset-backed securities	—	936,917		936,917
Municipal bonds	—	38,315	—	38,315
Corporate debt securities	—	287,184	—	287,184
Mortgage-backed securities
Agency pass-through certificates	—	968,252	—	968,252
Total Available-for-sale securities	—	2,249,492	—	2,249,492
Client swap program hedges	—	48,201	—	48,201
Total Financial Assets	$—	$2,297,693	$—	$2,297,693

Financial Liabilities
Client swap program hedges	$—	$48,201	$—	$48,201
Commercial loan fair value hedges	—	8,492	—	8,492
Mortgage loan hedges	—	16,061	—	16,061
Borrowings cash flow hedges	—	17,375	—	17,375
Total Financial Liabilities	$—	$90,129	$—	$90,129
There were no transfers between, into and/or out of Levels 1, 2 or 3 during the year ended September 30, 2020.

	September 30, 2019
	Level 1	Level 2	Level 3	Total
	(In thousands)
Available-for-sale securities
U.S. government and agency securities	$—	$21,088	$—	$21,088
Asset-backed securities	—	249,690	—	249,690
Municipal bonds	—	22,642	—	22,642
Corporate debt securities	—	209,763	—	209,763
Mortgage-backed securities
Agency pass-through certificates	—	982,559	—	982,559
Total Available-for-sale securities	—	1,485,742	—	1,485,742
Client swap program hedges	—	20,381	—	20,381
Mortgage loan fair value hedge	—	1,608	—	1,608
Total Financial Assets	$—	$1,507,731	$—	$1,507,731

Financial Liabilities
Client swap program hedges	$—	$20,381	$—	$20,381
Commercial loan hedges	—	4,288	—	4,288
Borrowing hedges	—	7,877	—	7,877
Total Financial Liabilities	$—	$32,546	$—	$32,546
There were no transfers between, into and/or out of Level 1, 2 or 3 during the year ended September 30, 2019.

Aggregated balance of assets measured at estimated fair value on a nonrecurring basis and total losses resulting from those fair value adjustments
The following tables present the aggregated balance of assets that were measured at fair value on a nonrecurring basis for the periods presented, and the total gains (losses) resulting from those fair value adjustments during the respective periods. The estimated fair value measurements are shown gross of estimated selling costs.

	September 30, 2020				Twelve Months Ended September 30, 2020
	Level 1	Level 2	Level 3	Total	Total Gains (Losses)
	(In thousands)
Loans receivable (1)	$—	$—	$2,277	$2,277	$(4,843)
Real estate owned (2)	—	—	4,757	4,757	(233)
Balance at end of period	$—	$—	$7,034	$7,034	$(5,076)

(1)The gains (losses) represent re-measurements of collateral-dependent impaired loans.
(2)The gains (losses) represent aggregate write-downs and charge-offs on real estate owned.

	September 30, 2019				Twelve Months Ended September 30, 2019
	Level 1	Level 2	Level 3	Total	Total Gains (Losses)
	(In thousands)
Impaired loans (1)	$—	$—	$6,662	$6,662	$(7,796)
Real estate owned (2)	—	—	7,307	7,307	119
Balance at end of period	$—	$—	$13,969	$13,969	$(7,677)

(1)The gains (losses) represent re-measurements of collateral-dependent impaired loans.
(2)The gains (losses) represent aggregate write-downs and charge-offs on real estate owned.

Fair value of financial instruments by balance sheet grouping	Although management is not aware of any factors that would materially affect the estimated fair value amounts presented below, such amounts have not been comprehensively revalued for purposes of these financial statements since the dates shown, and therefore, estimates of fair value subsequent to those dates may differ significantly from the amounts presented below.

		September 30, 2020		September 30, 2019
	Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
		(In thousands)
Financial assets
Cash and cash equivalents	1	$1,702,977	$1,702,977	$419,158	$419,158
Available-for-sale securities:
U.S. government and agency securities	2	18,824	18,824	21,088	21,088
Asset-backed securities	2	936,917	936,917	249,690	249,690
Municipal bonds	2	38,315	38,315	22,642	22,642
Corporate debt securities	2	287,184	287,184	209,763	209,763
Mortgage-backed securities
Agency pass-through certificates	2	968,252	968,252	982,559	982,559
Total available-for-sale securities		2,249,492	2,249,492	1,485,742	1,485,742
Held-to-maturity securities:
Mortgage-backed securities
Agency pass-through certificates	2	698,934	720,516	1,428,480	1,448,088
Commercial MBS		6,904	6,852	15,000	15,007
Total held-to-maturity securities		705,838	727,368	1,443,480	1,463,095

Loans receivable	3	12,792,317	13,392,089	11,930,575	12,617,600
FHLB and FRB stock	2	141,990	141,990	123,990	123,990
Other assets - client swap program hedges	2	48,201	48,201	20,381	20,381
Other assets - mortgage loan fair value hedges	2	—	—	1,608	1,608

Financial liabilities
Time deposits	2	3,973,192	3,963,203	4,906,963	4,937,847
FHLB advances and other borrowings	2	2,700,000	2,722,509	2,250,000	2,282,887
Other liabilities - client swap program hedges	2	48,201	48,201	20,381	20,381
Other liabilities - commercial loan fair value hedges	2	8,492	8,492	4,288	4,288
Other liabilities - mortgage loan fair value hedges	2	16,061	16,061	—	—
Other liabilities - borrowings cash flow hedges	2	17,375	17,375	7,877	7,877